Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	As of December 31,
	2022	2021
Earnout liabilities (Note a)	$24,147	$—
Earn-in liabilities (Note b)	13,384	—
Warrant liabilities (Note c)	9,418	—
Redeemable preferred shares (Note d)	—	107,862
	$46,949	$107,862
a.Earnout liabilities
Pursuant to the Merger Agreement, during the period between the closing date and the sixth anniversary of the closing date, eligible shareholders of Gogoro may receive up to 12,000,000 additional ordinary shares of Gogoro (the “Earnout Shares”), with one-third of the Earnout Shares issuable if over any 20 trading days within any 30 trading day period the volume-weighted average price of the ordinary shares of Gogoro is greater than or equal to $15.00, $17.50 and $20.00, respectively (the “Earnout Arrangement”). The rights to the Earnout Shares were recognized as financial liabilities with offset to accumulated deficits in equity. As of December 31, 2022, no Earnout Shares were issued. Refer to Note 23 for information in relation to the fair value measurement of the earnout liabilities.
b.Earn-in liabilities
Concurrently with the execution and delivery of the Merger Agreement, Gogoro, Poema and Poema Global Partners LLC (the “Sponsor”) have entered into a support agreement (the “Sponsor Support Agreement”).
Under the Sponsor Support Agreement, 6,393,750 ordinary shares of Gogoro held by the Sponsor immediately after the first effective time of the Mergers shall become unvested and subjected to forfeiture (the “Sponsor Earn-in Shares”). Subject to the terms and conditions contemplated by the Sponsor Support Agreement, during the period between the closing date and the sixth anniversary of the closing date, one-third of the Sponsor Earn-in Shares shall vest if over any 20 trading days within any 30 trading day period the volume-weighted average price of the ordinary shares of Gogoro is greater than or equal to $15.00, $17.50 and $20.00, respectively. The rights to Sponsor Earn-in Shares were accounted for as a contingent consideration for the Mergers and recognized as financial liabilities. As of December 31, 2022, no Sponsor Earn-in Shares were vested. Refer to Note 23 for information in relation to the fair value measurement of the earn-in liabilities.
c.Warrant liabilities
Pursuant to the Merger Agreement, on the closing date, Gogoro assumed warrants previously issued by Poema, consisting of 9,400,000 private placement warrants (the “Private Placement Warrants”) and 17,250,000 public warrants (the “Public Warrants”). The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of the Mergers or earlier upon redemption or liquidation. Refer to Note 23 for information in relation to the fair value measurement of the warrant liabilities
d.Redeemable preferred shares
On July 21, 2020, board of directors of Gogoro resolved to issue 22,000 thousand redeemable preferred shares, with a par value of $1 each, at $5 per share. On July 31, 2020, Gogoro issued 20,000 thousand redeemable preferred shares with a total consideration of $100,000 thousand. The subscription terms of the redeemable preferred shares (the “Subscription Shares”) were as follows:
i.The Subscription Shares will have a non-cumulative dividend at a rate of 7% per annum, which shall be payable in the sole discretion of board of directors of Gogoro. Dividends shall be payable with respect to dividend accrual periods for any given issuance of the Subscription Shares, which are each complete calendar quarter following the issuance of the Subscription Shares. The Subscription Shares shall not participate in the dividend distribution, if any, for ordinary shares.
ii.The Subscription Shares will be non-voting.
iii.The Subscription Shares will have a liquidation preference over all other equity shares of Gogoro.
iv.Gogoro could, in its sole discretion, decide to redeem the Subscription Shares at the amount equal to the issue price of the Subscription Shares held considering the change of exchange rates between initial date and redemption date and also plus the pro rata declared but unpaid dividends, if any. Such redemption shall not take place within one year from the July 31, 2020.
Considering the fact that the Gogoro had a concrete plan to redeem the preferred shares in the foreseeable future and such financial instrument contained embedded derivatives, the Company recognized the redeemable preferred shares and the embedded derivatives as financial liabilities and designated as at FVTPL.
Pursuant to the resolution of the board of directors in December 2021, Gogoro redeemed all redeemable preferred shares at the redemption amount of $108,149 thousand, including dividends of $2,094 thousand, in January 2022.